Investments in Associates - Annual changes in carrying value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in the carrying value of investments in associates
Balance - January 1	$ 7,435.7	$ 6,098.1
Share of pre-tax comprehensive income (loss):
Share of profit	1,100.0	1,022.4
Impairments	(77.8)
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	36.9	(150.1)
Share of gains (losses) on defined benefit plans	(5.6)	69.6
Share of pre-tax comprehensive income (loss)	1,053.5	941.9
Dividends and distributions received	(246.7)	(182.9)
Purchase and acquisitions	1,177.3	527.8
Divestitures and other net changes in capitalization	(814.2)	32.4
Reclassifications	(572.3)	197.5
Foreign exchange effect and other	4.0	(179.1)
Balance - December 31	8,037.3	7,435.7
Non-cash impairment charges	77.8
Gulf Insurance
Share of pre-tax comprehensive income (loss):
Fair value of investment in associate consolidated	151.8
Associates
Changes in the carrying value of investments in associates
Balance - January 1	5,312.2	3,852.8
Share of pre-tax comprehensive income (loss):
Share of profit	936.0	864.3
Impairments	(19.8)
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	39.2	(111.5)
Share of gains (losses) on defined benefit plans	0.9	74.4
Share of pre-tax comprehensive income (loss)	956.3	827.2
Dividends and distributions received	(208.7)	(142.2)
Purchase and acquisitions	884.8	429.1
Divestitures and other net changes in capitalization	(709.9)	9.9
Reclassifications	(379.3)	352.2
Foreign exchange effect and other	10.4	(16.8)
Balance - December 31	5,865.8	5,312.2
Joint ventures
Changes in the carrying value of investments in associates
Balance - January 1	780.9	896.4
Share of pre-tax comprehensive income (loss):
Share of profit	12.9	26.1
Impairments	(58.0)
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	1.1	(53.0)
Share of gains (losses) on defined benefit plans	(0.8)	0.6
Share of pre-tax comprehensive income (loss)	(44.8)	(26.3)
Dividends and distributions received	(24.8)	(33.7)
Purchase and acquisitions	42.5	88.6
Divestitures and other net changes in capitalization	(14.6)	(11.9)
Reclassifications		(114.3)
Foreign exchange effect and other	2.6	(17.9)
Balance - December 31	741.8	780.9
Fairfax India associates
Changes in the carrying value of investments in associates
Balance - January 1	1,342.6	1,348.9
Share of pre-tax comprehensive income (loss):
Share of profit	151.1	132.0
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(3.4)	14.4
Share of gains (losses) on defined benefit plans	(5.7)	(5.4)
Share of pre-tax comprehensive income (loss)	142.0	141.0
Dividends and distributions received	(13.2)	(7.0)
Purchase and acquisitions	250.0	10.1
Divestitures and other net changes in capitalization	(89.7)	34.4
Reclassifications	(193.0)	(40.4)
Foreign exchange effect and other	(9.0)	(144.4)
Balance - December 31	$ 1,429.7	$ 1,342.6